BIOLOGICAL ASSETS - Disclosure of detailed information about changes in carrying value of biological assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of reconciliation of changes in biological assets [line items]
Carrying amount, start	$ 5,394	$ 20,652
(Deduct) Add net production costs	34,218	41,052
Net change in fair value less costs to sell due to biological transformation	5,742	(2,853)
Deduct net abnormal plant destruction costs		(5,048)
Transferred to inventory upon harvest	(33,232)	(48,409)
Carrying amount, end	$ 12,122	$ 5,394